Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheet [Abstract]
Common Stock, No Par Value
Common Stock, Shares, Issued	740.9	736.3
Common Stock, Shares, Outstanding	740.9	736.3